Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Schedule of Revenue	The following table depicts the disaggregation of revenue according to revenue type (in thousands):

	Years Ended December 31,
	2022	2021
Revenues:
Product	$34,283	$28,848
Service	6,183	5,566

Total revenues	$40,466	$34,414